LEASES - Summary of right-of-use assets and lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Right-of-use assets, beginning balance	$ 44,882
Additions & modifications	16,125
Depreciation of right-of-use assets	(9,848)	$ (8,786)
Translation	(539)
Right-of-use assets, ending balance	50,620	44,882
Lease liabilities
Lease liabilities, beginning balance	72,519
Additions & modifications	16,492
Interest expense	2,905
Payments	(15,073)
Translation	(610)
Lease liabilities, ending balance	76,233	72,519
Property leases
Right-of-use assets
Right-of-use assets, beginning balance	43,711
Additions & modifications	15,942
Depreciation of right-of-use assets	(9,005)
Translation	(539)
Right-of-use assets, ending balance	50,109	43,711
Equipment leases
Right-of-use assets
Right-of-use assets, beginning balance	1,171
Additions & modifications	183
Depreciation of right-of-use assets	(843)
Translation	0
Right-of-use assets, ending balance	$ 511	$ 1,171